Income Taxes - Summary of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Current:
Foreign	$ 912	$ 3,731	$ 3,495
Total current tax expense	912	3,731	3,495
Deferred:
Dutch	(233)
Foreign	3,709	(355)	718
Total deferred tax expense	3,476	(355)	718
Total provision for income taxes	$ 4,388	$ 3,376	$ 4,213